Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade accounts payable	$ 187	$ 194
Royalty payables	55	38
Other accounts payable and accrued liabilities	128	118
Payroll and severance liabilities	157	108
Value added tax liabilities	5	11
Other tax payables	17	20
Total accounts payable and accrued liabilities	$ 549	$ 489